Cover	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	SAMSARA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41140
Entity Tax Identification Number	47-3100039
Entity Address, Address Line One	1 De Haro Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	985-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	IOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001642896
Former Address
Cover [Abstract]
Entity Address, Address Line One	350 Rhode Island Street
Entity Address, Address Line Two	4th Floor, South Building
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103